Income Tax (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax (Textual)
Corporate tax rate	23.00%	24.00%	25.00%
Changes in applicable tax rates, description	The Law stipulates a further reduction in the rate of corporate tax, from 25% to 23%. However, the Law establishes a temporary order by which the corporate tax rate in 2017 will be 24%. As a result, the corporate tax rate applicable in 2017 was 24% and the corporate tax rate from 2018 onwards is 23%.
Bottom of range [Member]
Income Tax (Textual)
Corporate tax rate			25.00%
Top of range [Member]
Income Tax (Textual)
Corporate tax rate			26.50%
CollPlant Holdings Ltd. [Member]
Income Tax (Textual)
Carry-forward of losses	₪ 12.6	₪ 11.1
CollPlant Ltd. [Member]
Income Tax (Textual)
Carry-forward of losses	₪ 152.0	₪ 148.0